FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-8411
                                    --------------------------------------------

                            The James Advantage Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         1349 Fairground Road, Beavercreek, Ohio 45385
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

                  Barry R. James, P.O. Box 8, Alpha, Ohio 45301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (937) 426-7640
                                                     ---------------------------

Date of fiscal year end:   6/30
                         ------------------------

Date of reporting period:  12/31/02
                          -----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

LETTER TO SHAREHOLDERS
OF THE JAMES ADVANTAGE FUNDS
================================================================================

The financial markets continue to reflect the turmoil of our times. It has become ever more evident that the stock and bond markets are intimately associated with all aspects of our society; global and domestic, economic and political. The risks associated with investing have never been clearer; the benefits often hard to discern. However, it is times like these that prove the worth of clear thinking, good research and lots of experience.

THE MARKET OVER THE PAST SIX MONTHS

The fiscal year starting July 1, 2002 looked pretty dismal. The markets were in sharp decline in July, rallied briefly, and then set new lows into October. Over the entire six month period the S&P 500 lost 10.30 % while the NASDAQ dropped another 8.54 %. However, hidden in these bearish numbers was a strong 27.17 % rally in the NASDAQ off its October lows and a respectable 18.60 % gain for the S&P 500 off its October lows. Both the rallies and the sell offs were violent and rapid. This type of market is highly emotional and difficult to manage.

However,  good research increases a manager's  confidence and allows the manager
to  take  advantage  of  opportunities   as  they  arise.   Sometimes  they  are
opportunities to buy, and sometimes to sell.

INVESTMENT GOALS AND OBJECTIVES

The Funds in the James Advantage Fund family have different goals and carry different levels of risk. When combined into a portfolio of funds, these Funds can meet the changing needs and objectives of investors and allow them to change their risk tolerances. This flexibility has been very helpful to investors over time. The Small Cap Fund and the Large Cap Plus Fund carry higher levels of risk because they are typically heavily invested in stocks. The Market Neutral Fund seeks to limit market risk altogether. The Golden Rainbow Fund, with its heavy reliance on high quality bonds, seeks to provide income and preservation of capital with some stock market exposure. These Fund goals do not change because the market changes, but each will have its day in the spotlight. We encourage investors to develop a portfolio of funds that meets their own risk tolerances.

INVESTMENT PHILOSOPHY

A basic tenet of Value Investing is that companies must have solid earnings to justify their share prices. We have seen many examples over the last years where share prices were way ahead of real earnings. Our conservative philosophy dictates that we thoroughly research stocks to identify those which have strong earnings growth and the prospect for additional earnings growth, but whose stock prices have not yet responded. This is a major endeavor! The philosophy is employed in all our styles and is fundamental to our research.

By using a disciplined approach to bond and stock selection, we think we can avoid the huge losses that can wreck a portfolio, thus preserving capital in bad times. It is true that Value stocks hold up better in such times. James' conservative investment philosophy, based on research, has been the key to the Funds' successes over the past years.

STRATEGY FOR MEETING FUND OBJECTIVES

The Funds' advisor, James Investment Research, Inc., prepared a special study and made it available to the public last July. In that study we noted that the stock market had become severely oversold and that a rally was highly likely. We also noted that this rally would be temporary and that it was not the beginning of a new long term bull market. These thoughts were repeated and emphasized in the firm's annual economic outlook, which was also available to shareholders. Consistent with this research, the advisor raised equity levels in the funds, especially in the technology sector. As this report is being prepared the advisor has already begun lowering the exposure to the stock market.

We expect the coming months to offer similar opportunities for those who recognize value and have market timing skills. Shareholders should expect the advisor to look for opportunities in a market that is highly emotional and not likely to establish long-term trends.

FUND PERFORMANCE

We are very proud of our Funds' performances over these very difficult months! The Golden Rainbow achieved its income objective with quarterly dividend payments and a reasonable capital gains payout in December. The Large Cap Fund under performed its benchmark, the S&P 500 in the second half of the calendar year, but outperformed the benchmark in the first half and for the last 12 months. The Small Cap Fund dramatically outperformed its benchmark, the Russell 2000, over the six month and 12 month periods. The Market Neutral suffered in the sharp rally on October and November, but returned a positive 1.59% over the year, slightly below the risk free U.S. Treasury Bill return.

EXPECTATIONS FOR THE FUTURE

We expect the immediate future to continue to be difficult for both the fixed income and the equity markets. The fear of war and war itself may take its toll. The U.S. economy is struggling and the concerns over the deficit may cause bond yields to rise. Over the coming months we see this increased volatility as an opportunity. We will be able to buy bonds at better yields and to take advantage of rallies in equities, even though they may be limited in duration. These markets are similar to those in the early 1970's. James Investment Research, Inc, was founded in 1972. We have the experience to recognize and understand the risk that the markets will likely face over the coming year.


/s/ Thomas L. Mangan

Thomas L. Mangan
C.F.O

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (UNAUDITED)
=======================================================================================================================
                                                         THE GOLDEN       THE JAMES        THE JAMES        THE JAMES
                                                          RAINBOW         SMALL CAP      MARKET NEUTRAL   LARGE CAP PLUS
                                                            FUND             FUND             FUND             FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
  At amortized cost ................................    $ 57,358,970     $  7,727,543     $  6,424,109     $  6,096,865
                                                        ============     ============     ============     ============
  At value .........................................    $ 61,398,543     $  8,086,142     $  5,912,374     $  5,552,549
Segregated cash with brokers .......................              --               --        5,974,579               --
Receivable for capital shares sold .................           2,233            2,325               --           15,000
Dividends and interest receivable ..................         456,854           10,686           10,810            9,639
Other assets .......................................           5,331               --               --               --
                                                        ------------     ------------     ------------     ------------
    TOTAL ASSETS ...................................      61,862,961        8,099,153       11,897,763        5,577,188
                                                        ------------     ------------     ------------     ------------
LIABILITIES
Securities sold short (proceeds $4,501,512) ........              --               --        3,944,534               --
Payable for capital shares redeemed ................           1,302               42               --               40
Dividends payable on securities sold short .........              --               --            2,336               --
Accrued expenses:
  Management fees ..................................          38,875            8,543           11,639            5,941
  12b-1 distribution and service fees ..............          37,393            4,488            3,566            2,756
  Trustees' fees ...................................           1,751               --               --               --
  Other ............................................          22,743               --               --               --
                                                        ------------     ------------     ------------     ------------
    TOTAL LIABILITIES ..............................         102,064           13,073        3,962,075            8,737
                                                        ------------     ------------     ------------     ------------

NET ASSETS .........................................    $ 61,760,897     $  8,086,080     $  7,935,688     $  5,568,451
                                                        ============     ============     ============     ============

NET ASSETS CONSIST OF:
Paid-in capital ....................................    $ 58,408,093     $  8,172,449     $  7,928,586     $  9,614,971
Accumulated net investment income (loss) ...........            (798)           1,977          (33,475)              10
Accumulated net realized losses from
  security transactions ............................        (685,971)        (446,945)          (4,666)      (3,502,214)
Net unrealized appreciation (depreciation)
  on investments ...................................       4,039,573          358,599           45,243         (544,316)
                                                        ------------     ------------     ------------     ------------
NET ASSETS .........................................    $ 61,760,897     $  8,086,080     $  7,935,688     $  5,568,451
                                                        ============     ============     ============     ============

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) .......       4,799,554          740,245          776,451        1,002,407
                                                        ============     ============     ============     ============

Net asset value, offering price and redemption
  price per share ..................................    $      12.87     $      10.92     $      10.22     $       5.56
                                                        ============     ============     ============     ============

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)
===========================================================================================================================
                                                             THE GOLDEN       THE JAMES        THE JAMES        THE JAMES
                                                              RAINBOW         SMALL CAP      MARKET NEUTRAL   LARGE CAP PLUS
                                                                FUND             FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends ............................................    $    251,264     $     65,658     $     15,564     $     44,433
  Interest .............................................         858,744            2,061           58,461            1,109
                                                            ------------     ------------     ------------     ------------
    TOTAL INVESTMENT INCOME ............................       1,110,008           67,719           74,025           45,542
                                                            ------------     ------------     ------------     ------------
EXPENSES
  Management fees ......................................         232,149           46,259           74,760           28,926
  12b-1 distribution and service fees - Class A ........          77,472            9,508           11,184            6,034
  Administration fees ..................................          25,137               --               --               --
  Dividend expense on securities sold short ............              --               --           20,266               --
  Professional fees ....................................          15,125               --               --               --
  Accounting services fees .............................          15,000               --               --               --
  Transfer agent fees ..................................          10,081               --               --               --
  Postage and supplies .................................           9,381               --               --               --
  Custodian fees and expenses ..........................           9,075               --               --               --
  Trustees' fees .......................................           2,773            1,278            1,290            1,247
  Shareholder report printing and mailing ..............           5,806               --               --               --
  Other expenses .......................................           5,319               --               --               --
                                                            ------------     ------------     ------------     ------------
Total expenses .........................................         407,318           57,045          107,500           36,207
                                                            ------------     ------------     ------------     ------------

NET INVESTMENT INCOME (LOSS) ...........................         702,690           10,674          (33,475)           9,335
                                                            ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS
  Net realized gains (losses) from security transactions        (582,380)          47,280         (132,296)         (97,596)
  Net realized gains on closed short positions .........              --               --          444,777               --
  Net change in unrealized appreciation/depreciation
    on investments .....................................      (2,121,507)        (784,971)        (792,098)        (668,944)
                                                            ------------     ------------     ------------     ------------
NET REALIZED AND UNREALIZED
  LOSSES ON INVESTMENTS ................................      (2,703,887)        (737,691)        (479,617)        (766,540)
                                                            ------------     ------------     ------------     ------------
NET DECREASE IN NET ASSETS
  FROM OPERATIONS ......................................    $ (2,001,197)    $   (727,017)    $   (513,092)    $   (757,205)
                                                            ============     ============     ============     ============

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================
                                                               SIX MONTHS          YEAR
                                                                  ENDED           ENDED
                                                              DEC. 31, 2002      JUNE 30,
                                                               (UNAUDITED)         2002
-------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income ..................................    $    702,690     $  1,869,203
  Net realized gains (losses) on investments .............        (582,380)       1,584,963
  Net change in unrealized appreciation/
    depreciation on investments ..........................      (2,121,507)         (56,160)
                                                              ------------     ------------
Net increase (decrease) in net assets from operations ....      (2,001,197)       3,398,006
                                                              ------------     ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income ...................        (705,338)      (1,888,471)
  Distributions from net realized gains ..................      (1,688,540)      (3,886,347)
                                                              ------------     ------------
Decrease in net assets from distributions to shareholders       (2,393,878)      (5,774,818)
                                                              ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ..............................       3,407,685        3,787,834
  Net asset value of shares issued in reinvestment
    of distributions to shareholders .....................       2,316,321        5,585,999
  Payments for shares redeemed ...........................      (5,023,730)      (7,443,087)
                                                              ------------     ------------

Net increase in net assets from capital share transactions         700,276        1,930,746
                                                              ------------     ------------

TOTAL DECREASE IN NET ASSETS .............................      (3,694,799)        (446,066)

NET ASSETS
  Beginning of period ....................................      65,455,696       65,901,762
                                                              ------------     ------------
  End of period ..........................................    $ 61,760,897     $ 65,455,696
                                                              ============     ============

ACCUMULATED NET INVESTMENT INCOME (LOSS) .................    $       (798)    $      1,850
                                                              ============     ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold ............................................         257,104          270,562
  Shares issued in reinvestment of
    distributions to shareholders ........................         179,053          408,334
  Shares redeemed ........................................        (380,880)        (528,966)
                                                              ------------     ------------
  Net increase in shares outstanding .....................          55,277          149,930
  Shares outstanding, beginning of period ................       4,744,277        4,594,347
                                                              ------------     ------------
  Shares outstanding, end of period ......................       4,799,554        4,744,277
                                                              ============     ============

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================
                                                               SIX MONTHS          YEAR
                                                                  ENDED           ENDED
                                                              DEC. 31, 2002      JUNE 30,
                                                               (UNAUDITED)         2002
-------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income ..................................    $     10,674     $      1,229
  Net realized gains on investments ......................          47,280           38,063
  Net change in unrealized appreciation/
    depreciation on investments ..........................        (784,971)         620,741
                                                              ------------     ------------
Net increase (decrease) in net assets from operations ....        (727,017)         660,033
                                                              ------------     ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income ...................          (8,697)          (8,354)
                                                              ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ..............................       1,221,957          852,726
  Net asset value of shares issued in reinvestment
    of distributions to shareholders .....................           8,095            7,753
  Payments for shares redeemed ...........................        (290,385)        (696,113)
                                                              ------------     ------------
Net increase in net assets from capital share transactions         939,667          164,366
                                                              ------------     ------------

TOTAL INCREASE IN NET ASSETS .............................         203,953          816,045

NET ASSETS
  Beginning of period ....................................       7,882,127        7,066,082
                                                              ------------     ------------
  End of period ..........................................    $  8,086,080     $  7,882,127
                                                              ============     ============

UNDISTRIBUTED NET INVESTMENT INCOME ......................    $      1,977     $         --
                                                              ============     ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold ............................................         113,377           74,230
  Shares issued in reinvestment of
    distributions to shareholders ........................             743              692
  Shares redeemed ........................................         (26,635)         (62,930)
                                                              ------------     ------------
  Net increase in shares outstanding .....................          87,485           11,992
  Shares outstanding, beginning of period ................         652,760          640,768
                                                              ------------     ------------
  Shares outstanding, end of period ......................         740,245          652,760
                                                              ============     ============

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================
                                                               SIX MONTHS          YEAR
                                                                  ENDED           ENDED
                                                              DEC. 31, 2002      JUNE 30,
                                                               (UNAUDITED)         2002
-------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss) ...........................    $    (33,475)    $     22,687
  Net realized gains (losses) from:
    Security transactions ................................        (132,296)        (226,354)
    Closed short positions ...............................         444,777          512,952
  Net change in unrealized appreciation/
    depreciation on investments ..........................        (792,098)         288,949
                                                              ------------     ------------
Net increase (decrease) in net assets from operations ....        (513,092)         598,234
                                                              ------------     ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income ...................              --          (38,843)
                                                              ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ..............................       1,798,128          617,985
  Net asset value of shares issued in reinvestment
    of distributions to shareholders .....................              --           34,561
  Payments for shares redeemed ...........................      (2,025,775)      (2,186,164)
                                                              ------------     ------------
Net decrease in net assets from capital share transactions        (227,647)      (1,533,618)
                                                              ------------     ------------

TOTAL DECREASE IN NET ASSETS .............................        (740,739)        (974,227)

NET ASSETS
  Beginning of period ....................................       8,676,427        9,650,654
                                                              ------------     ------------
  End of period ..........................................    $  7,935,688     $  8,676,427
                                                              ============     ============

ACCUMULATED NET INVESTMENT LOSS ..........................    $    (33,475)    $         --
                                                              ============     ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold ............................................         165,750           59,619
  Shares issued in reinvestment of
    distributions to shareholders ........................              --            3,439
  Shares redeemed ........................................        (193,118)        (213,193)
                                                              ------------     ------------
  Net decrease in shares outstanding .....................         (27,368)        (150,135)
  Shares outstanding, beginning of period ................         803,819          953,954
                                                              ------------     ------------
  Shares outstanding, end of period ......................         776,451          803,819
                                                              ============     ============

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================
                                                               SIX MONTHS          YEAR
                                                                  ENDED           ENDED
                                                              DEC. 31, 2002      JUNE 30,
                                                               (UNAUDITED)         2002
-------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income ..................................    $      9,335     $      8,219
  Net realized losses on investments .....................         (97,596)        (729,913)
  Net change in unrealized appreciation/
    depreciation on investments ..........................        (668,944)         154,702
                                                              ------------     ------------
Net decrease in net assets from operations ...............        (757,205)        (566,992)
                                                              ------------     ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income ...................          (9,543)          (8,001)
                                                              ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ..............................       2,805,445          746,881
  Net asset value of shares issued in reinvestment
    of distributions to shareholders .....................           8,926            7,153
  Payments for shares redeemed ...........................        (267,488)        (894,737)
                                                              ------------     ------------
Net increase (decrease) in net assets
  from capital share transactions ........................       2,546,883         (140,703)
                                                              ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..................       1,780,135         (715,696)

NET ASSETS
  Beginning of period ....................................       3,788,316        4,504,012
                                                              ------------     ------------
  End of period ..........................................    $  5,568,451     $  3,788,316
                                                              ============     ============

UNDISTRIBUTED NET INVESTMENT INCOME ......................    $         10     $        218
                                                              ============     ============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold ............................................         474,931          112,339
  Shares issued in reinvestment of
    distributions to shareholders ........................           1,593            1,049
  Shares redeemed ........................................         (46,222)        (130,311)
                                                              ------------     ------------
  Net increase (decrease) in shares outstanding ..........         430,302          (16,923)
  Shares outstanding, beginning of period ................         572,105          589,028
                                                              ------------     ------------
  Shares outstanding, end of period ......................       1,002,407          572,105
                                                              ============     ============

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                             YEAR ENDED JUNE 30,
                                               DEC. 31, 2002  ------------------------------------------------------------------
                                                (UNAUDITED)      2002          2001          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....    $    13.80    $    14.34    $    16.54    $    17.28    $    18.96    $    19.31
                                                ----------    ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
  Net investment income ....................          0.15          0.40          0.40          0.50          0.49          0.65
  Net realized and unrealized
    gains (losses) on investments ..........         (0.57)         0.33         (0.08)         0.31          0.91          1.08
                                                ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations ...........         (0.42)         0.73          0.32          0.81          1.40          1.73
                                                ----------    ----------    ----------    ----------    ----------    ----------

Less distributions:
  From net investment income ...............         (0.15)        (0.40)        (0.40)        (0.50)        (0.49)        (0.65)
  From net realized gains on investments ...         (0.36)        (0.87)        (2.12)        (1.05)        (2.59)        (1.43)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Total distributions ........................         (0.51)        (1.27)        (2.52)        (1.55)        (3.08)        (2.08)
                                                ----------    ----------    ----------    ----------    ----------    ----------

Net asset value at end of period ...........    $    12.87    $    13.80    $    14.34    $    16.54    $    17.28    $    18.96
                                                ==========    ==========    ==========    ==========    ==========    ==========

Total return ...............................        (3.03%)(A)     5.37%         2.33%         4.98%         7.97%         9.47%
                                                ==========    ==========    ==========    ==========    ==========    ==========

Net assets at end of period (000's) ........    $   61,761    $   65,456    $   65,902    $   82,754    $  107,802    $  132,094
                                                ==========    ==========    ==========    ==========    ==========    ==========

RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets:
  Before expense reimbursements
    and waived fees ........................         1.30%(B)      1.24%         1.25%         1.22%         1.19%         1.23%
  After expense reimbursements
    and waived fees ........................         1.30%(B)      1.24%         1.25%         1.07%         1.00%         1.08%

Ratio of net investment income to
  average net assets .......................         2.24%(B)      2.84%         2.61%         2.86%         2.71%         3.29%

Portfolio turnover rate ....................           55%(B)        54%           57%           82%           38%           54%

(A)  Not annualized.

(B)  Annualized.

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
FINANCIAL HIGHLIGHTS
==================================================================================================================
                                                     Per Share Data for a Share Outstanding Throughout Each Period
------------------------------------------------------------------------------------------------------------------
                                                Six Months       Year          Year          Year        Period
                                                   Ended        Ended         Ended         Ended         Ended
                                               Dec. 31, 2002   June 30,      June 30,      June 30,      June 30,
                                                (Unaudited)      2002          2001          2000         1999(A)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....    $    12.08    $    11.03    $    10.61    $    11.87    $    10.00
                                                ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
  Net investment income (loss) .............          0.01          0.00         (0.04)        (0.05)        (0.00)
  Net realized and unrealized gains
    (losses) on investments ................         (1.16)         1.06          0.46         (1.21)         1.87
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations ...........         (1.15)         1.06          0.42         (1.26)         1.87
                                                ----------    ----------    ----------    ----------    ----------

Less distributions:
  From net investment income ...............         (0.01)        (0.01)           --            --         (0.00)
  Return of capital ........................            --            --            --            --         (0.00)
                                                ----------    ----------    ----------    ----------    ----------
Total distributions ........................         (0.01)        (0.01)           --            --         (0.00)
                                                ----------    ----------    ----------    ----------    ----------

Net asset value at end of period ...........    $    10.92    $    12.08    $    11.03    $    10.61    $    11.87
                                                ==========    ==========    ==========    ==========    ==========

Total return ...............................       (9.51%)(B)      9.65%         3.96%       (10.61%)       18.74%(B)
                                                ==========    ==========    ==========    ==========    ==========

Net assets at end of period (000's) ........    $    8,086    $    7,882    $    7,066    $    5,251    $    6,564
                                                ==========    ==========    ==========    ==========    ==========

RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets         1.50%(C)      1.48%         1.50%         1.50%         1.49%(C)

Ratio of net investment income (loss)
  to average net assets ......................      2.81%(C)      0.02%        (0.45%)       (0.48%)       (0.11%)(C)

Portfolio turnover rate ....................          43%(C)        78%           75%          101%           42%(C)

(A) Represents the period from the initial public offering of shares (October 2, 1998) through June 30, 1999.
(B)  Not annualized.
(C)  Annualized.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
==================================================================================================================
                                                     Per Share Data for a Share Outstanding Throughout Each Period
------------------------------------------------------------------------------------------------------------------
                                                Six Months       Year          Year          Year        Period
                                                   Ended        Ended         Ended         Ended         Ended
                                              Dec. 31, 2002    June 30,      June 30,      June 30,      June 30,
                                                (Unaudited)      2002          2001          2000        1999(A)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....    $    10.79    $    10.12    $     9.71    $     9.30    $    10.00
                                                ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
  Net investment income (loss) .............         (0.04)         0.02          0.24          0.23          0.13
  Net realized and unrealized gains
    (losses) on investments ................         (0.53)         0.69          0.41          0.41         (0.70)
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations ...........         (0.57)         0.71          0.65          0.64         (0.57)
                                                ----------    ----------    ----------    ----------    ----------

Less distributions:
  From net investment income ...............            --         (0.04)        (0.24)        (0.23)        (0.13)
                                                ----------    ----------    ----------    ----------    ----------

Net asset value at end of period ...........    $    10.22    $    10.79    $    10.12    $     9.71    $     9.30
                                                ==========    ==========    ==========    ==========    ==========

Total return ...............................       (5.28%)(B)     7.06%         6.76%         7.02%        (5.74%)(B)
                                                ==========    ==========    ==========    ==========    ==========

Net assets at end of period (000's) ........    $    7,936    $    8,676    $    9,651    $    6,684    $    8,284
                                                ==========    ==========    ==========    ==========    ==========

RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets,
  excluding dividends on securities sold short       1.95%(C)      1.95%         1.95%         1.95%         1.94%(C)
Ratio of dividend expense on securities sold short   0.45%(C)      0.28%         0.25%         0.53%         0.36%(C)

Ratio of net expenses to average net assets          2.40%(C)      2.23%         2.20%         2.48%         2.30%(C)

Ratio of net investment income (loss)
  to average net assets ....................        (0.75%)(C)     0.25%         2.47%         2.47%         2.31%(C)

Portfolio turnover rate ....................           45%(C)       154%          104%           90%           54%(C)

(A) Represents the period from the initial public offering of shares (October 2, 1998) through June 30, 1999.
(B)  Not annualized.
(C)  Annualized.

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
FINANCIAL HIGHLIGHTS
====================================================================================================
                                       Per Share Data for a Share Outstanding Throughout Each Period
----------------------------------------------------------------------------------------------------
                                               Six Months        Year          Year        Period
                                                  Ended         Ended         Ended         Ended
                                              Dec. 31, 2002    June 30,      June 30,      June 30,
                                               (Unaudited)       2002          2001         2000(A)
----------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....    $     6.62    $     7.65    $    13.65    $    10.00
                                                ----------    ----------    ----------    ----------

Income (loss) from investment operations:
  Net investment income (loss) .............          0.01          0.01         (0.07)        (0.06)
  Net realized and unrealized gains
    (losses) on investments ................         (1.06)        (1.03)        (5.93)         3.71
                                                ----------    ----------    ----------    ----------
Total from investment operations ...........         (1.05)        (1.02)        (6.00)         3.65
                                                ----------    ----------    ----------    ----------

Less distributions:
  From net investment income ...............         (0.01)        (0.01)           --            --
                                                ----------    ----------    ----------    ----------

Net asset value at end of period ...........    $     5.56    $     6.62    $     7.65    $    13.65
                                                ==========    ==========    ==========    ==========

Total return ...............................       (15.86%)(B)   (13.29%)      (43.96%)       36.50%(B)
                                                ==========    ==========    ==========    ==========

Net assets at end of period (000's) ........    $    5,568    $    3,788    $    4,504    $    6,279
                                                ==========    ==========    ==========    ==========

RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets          1.50%(C)      1.50%         1.50%         1.49%(C)

Ratio of net investment income (loss)
  to average net assets ....................         0.39%(C)      0.20%        (0.67%)       (0.99%)(C)

Portfolio turnover rate ....................           38%(C)        87%          131%           95%(C)

(A) Represents the period from the initial public offering of shares (November 1, 1999) through June 30, 2000.
(B)  Not annualized.
(C)  Annualized.

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002 (UNAUDITED)
================================================================================
  SHARES     COMMON STOCKS - 49.1%                                     VALUE
--------------------------------------------------------------------------------
             BASIC MATERIALS - 3.5%
    30,000   Barrick Gold Corporation ..........................   $    462,300
    42,000   Newmont Mining Corporation ........................      1,219,260
    15,000   Royal Gold, Inc. ..................................        373,815
     5,000   RPM International, Inc. ...........................         76,400
                                                                   ------------
                                                                      2,131,775
                                                                   ------------
             CONSUMER, CYCLICAL - 6.2%
    46,000   AOL Time Warner, Inc.* ............................        602,600
    10,000   Big Lots, Inc.* ...................................        132,300
    20,000   CBRL Group, Inc. ..................................        602,600
    16,800   Columbia Sportswear Company* ......................        746,256
     9,000   General Motors Corporation ........................        331,740
    30,000   McDonald's Corporation ............................        482,400
    13,125   Nautilus Group, Inc.* .............................        175,350
    15,000   Ryan's Family Steak House, Inc.* ..................        170,250
    25,000   Sears, Roebuck & Company ..........................        598,750
                                                                   ------------
                                                                      3,842,246
                                                                   ------------
             CONSUMER, NON-CYCLICAL - 9.3%
    30,000   Conagra Foods, Inc. ...............................        750,300
    40,000   Coventry Health Care, Inc.* .......................      1,161,200
    12,000   DaVita, Inc.* .....................................        296,040
    15,000   Fleming Companies, Inc. ...........................         98,550
    12,000   Mine Safety Appliances Company ....................        387,000
    15,000   Mylan Laboratories, Inc. ..........................        523,500
    10,000   Pharmaceutical Resources, Inc.* ...................        298,000
    13,000   Procter & Gamble Company ..........................      1,117,220
    24,000   Sanderson Farms, Inc. .............................        501,840
    35,300   Supervalu, Inc. ...................................        582,803
                                                                   ------------
                                                                      5,716,453
                                                                   ------------
             ENERGY - 3.6%
     7,000   Amerada Hess Corporation ..........................        385,350
     8,000   Apache Corporation ................................        455,920
     4,470   ChevronTexaco Corporation .........................        297,166
    10,000   Devon Energy Corporation ..........................        459,000
    15,000   EOG Resources, Inc. ...............................        598,800
                                                                   ------------
                                                                      2,196,236
                                                                   ------------
             FINANCIAL - 7.1%
    52,000   Alfa Corporation ..................................        624,572
    18,000   Commerce Group, Inc. ..............................        675,000
    17,000   H&R Block, Inc. ...................................        683,400
    19,000   Health Care REIT, Inc. ............................        513,950
    28,500   RenaissanceRe Holdings, Ltd. ......................      1,128,600
    15,000   Rent-A-Center, Inc.* ..............................        749,250
                                                                   ------------
                                                                      4,374,772
                                                                   ------------

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS - 49.1% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             INDUSTRIAL - 4.4%
    30,000   Aviall, Inc.* .....................................   $    241,500
     8,000   Ball Corporation ..................................        409,520
    14,000   Boeing Company ....................................        461,860
     5,000   BorgWarner, Inc. ..................................        252,100
    18,000   Powell Industries, Inc.* ..........................        307,422
    27,000   Precision Castparts Corporation ...................        654,750
    12,600   Triumph Group, Inc.* ..............................        402,444
                                                                   ------------
                                                                      2,729,596
                                                                   ------------
             TECHNOLOGY - 8.6%
    18,000   Activision, Inc.* .................................        262,620
     6,000   Amgen, Inc.* ......................................        290,040
    18,000   Bio-Rad Laboratories, Inc. - Class A* .............        696,600
    17,500   Cubic Corporation .................................        322,525
    35,000   ESS Technology, Inc* ..............................        220,150
    30,000   Intel Corporation .................................        467,100
     8,000   International Business Machines Corporation (IBM) .        620,000
    12,000   Microsoft Corporation* ............................        620,400
    15,000   Moog Inc. - Class A* ..............................        465,600
    67,000   Pegasystems, Inc.* ................................        342,370
    35,000   Storage Technology Corporation* ...................        749,700
     4,000   United Technologies Corporation ...................        247,760
                                                                   ------------
                                                                      5,304,865
                                                                   ------------
             UTILITIES - 6.4%
    28,000   Duke Energy .......................................        547,120
    40,000   Edison International* .............................        474,000
    35,400   Energen Corporation ...............................      1,030,140
    15,000   FirstEnergy Corporation ...........................        494,550
    26,000   IDACORP, Inc. .....................................        645,580
    20,000   Korea Electric Power (KEPCO) Corporation - ADR ....        170,000
     4,000   Pinnacle West Capital Corporation .................        136,360
    12,000   WPS Resources Corporation .........................        465,840
                                                                   ------------
                                                                      3,963,590
                                                                   ------------

             TOTAL COMMON STOCKS ...............................   $ 30,259,533
                                                                   ------------

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
PAR VALUE    U.S. GOVERNMENT & AGENCY BONDS - 42.0%                    Value
--------------------------------------------------------------------------------
$1,000,000   U.S. Treasury Bonds, 10.000%, 5/15/10 .............   $  1,184,219
 3,100,000   U.S. Treasury Bonds, 5.000%, 2/15/11 ..............      3,406,125
 3,000,000   U.S. Treasury Bonds, 4.250%, 5/31/03 ..............      3,037,500
   500,000   U.S. Treasury Notes, 3.500%, 11/15/06 .............        520,313
 6,000,000   U.S. Treasury Notes, 6.250%, 2/15/07 ..............      6,883,829
 3,000,000   U.S. Treasury Notes, 6.625%, 5/15/07 ..............      3,501,798
 4,000,000   U.S. Treasury Notes, 6.000%, 8/15/09 ..............      4,650,624
 2,000,000   Federal Farm Credit Bank, 5.950%, 3/16/09 .........      2,261,064
   498,005   Government National Mortgage Association,
               #594428, 5.000%, 11/15/17 .......................        515,280
                                                                   ------------

             TOTAL U.S. GOVERNMENT & AGENCY BONDS ..............   $ 25,960,752
                                                                   ------------

================================================================================
PAR VALUE    CORPORATE BONDS - 4.9%                                    VALUE
--------------------------------------------------------------------------------
$  500,000   Anheuser-Busch Cos., Inc., 6.000%, 4/15/11 ........   $    554,947
   500,000   Barrick Gold Finance, Inc., 7.500%, 5/1/07 ........        572,450
   500,000   General Electric Capital Corporation, 7.875%, 12/1/06      578,455
   250,000   National Fuel Gas Co., 6.820%, 8/1/04 .............        265,010
   500,000   Public Service Electric & Gas, 7.375%, 3/1/14 .....        534,536
   500,000   Tennessee Valley Authority, 5.625%, 1/18/11 .......        550,081
                                                                   ------------

             TOTAL CORPORATE BONDS .............................   $  3,055,479
                                                                   ------------

================================================================================
  SHARES     MUTUAL FUNDS - 2.8%                                       VALUE
--------------------------------------------------------------------------------
    45,000   Greater China Fund, Inc. ..........................   $    396,900
    20,000   iShares Dow Jones U.S. Technology Sector Index Fund        646,400
    20,000   iShares Dow Jones U.S. Telecommunications
               Sector Index Fund ...............................        381,200
    19,000   Morgan Stanley Eastern Europe Fund, Inc. ..........        326,230
                                                                   ------------

             TOTAL MUTUAL FUNDS ................................   $  1,750,730
                                                                   ------------

================================================================================
  SHARES     SHORT TERM INVESTMENTS - 0.6%                             VALUE
--------------------------------------------------------------------------------
   372,049   First American Treasury ...........................   $    372,049
                                                                   ------------


             TOTAL INVESTMENT SECURITIES - 99.4%
             (Amortized Cost $57,358,970) ......................   $ 61,398,543

             OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6% ......        362,354
                                                                   ------------

             NET ASSETS - 100.0% ...............................   $ 61,760,897
                                                                   ============

*  Non-income producing security.
ADR - American Depository Receipt.

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002 (UNAUDITED)
================================================================================
  SHARES     COMMON STOCKS - 95.5%                                     VALUE
--------------------------------------------------------------------------------
             BASIC MATERIALS - 5.5%
    10,100   Albermarle Corporation ............................   $    287,345
     4,100   Bandag, Inc. ......................................        158,588
                                                                   ------------
                                                                        445,933
                                                                   ------------
             CONSUMER, CYCLICAL - 20.7%
     6,975   Banta Corporation .................................        218,108
    12,100   Central Garden & Pet Company* .....................        223,971
     7,185   Columbia Sportswear Company* ......................        319,158
    10,900   Landry's Restaurants, Inc. ........................        231,516
     6,300   OshKosh B'Gosh, Inc. - Class A ....................        176,715
     3,845   The Ryland Group, Inc. ............................        128,231
     6,000   The Toro Company ..................................        383,399
                                                                   ------------
                                                                      1,681,098
                                                                   ------------
             CONSUMER, NON-CYCLICAL - 13.3%
    18,200   Helen Of Troy Limited* ............................        211,848
    11,150   Mid Atlantic Medical Services, Inc.* ..............        361,260
    13,815   Sanderson Farms, Inc. .............................        288,872
    16,625   Sola International, Inc.* .........................        216,125
                                                                   ------------
                                                                      1,078,105
                                                                   ------------
             ENERGY - 6.4%
    13,500   Patina Oil & Gas Corporation ......................        427,275
    11,275   Willbros Group, Inc.* .............................         92,681
                                                                   ------------
                                                                        519,956
                                                                   ------------
             FINANCIAL - 17.4%
     9,330   Capstead Mortage Corporation ......................        229,985
     9,000   FirstFed America Bancorp, Inc. ....................        223,650
    13,300   Flagstar Bancorp, Inc. ............................        287,279
    12,300   Irwin Financial Corporation .......................        202,950
     7,200   LNR Property Corporation ..........................        254,880
     8,470   Oriental Financial Group, Inc. ....................        208,193
                                                                   ------------
                                                                      1,406,937
                                                                   ------------
             INDUSTRIAL - 9.8%
     6,425   Graco, Inc. .......................................        184,076
    18,100   Lennox International, Inc. ........................        227,156
     4,000   Lincoln Electronic Holdings, Inc. .................         92,600
     9,120   Powell Industries, Inc.* ..........................        155,760
     9,560   Rock-Tenn Company .................................        128,869
                                                                   ------------
                                                                        788,461
                                                                   ------------

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS - 95.5% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             TECHNOLOGY - 16.8%
    44,200   CompuCom Systems, Inc.* ...........................   $    247,962
    12,625   Cubic Corporation .................................        232,679
    44,750   ESS Technology, Inc.* .............................        281,477
    10,900   Harland (John H.) Company .........................        241,217
     6,735   Triumph Group, Inc.* ..............................        215,116
     8,565   United Industrial Corporation .....................        137,040
                                                                   ------------
                                                                      1,355,491
                                                                   ------------
             UTILITIES - 5.6%
     6,000   Northwest Natural Gas Company .....................        162,360
     7,685   UGI Corporation ...................................        287,342
                                                                   ------------
                                                                        449,702
                                                                   ------------

             TOTAL COMMON STOCKS ...............................   $  7,725,683
                                                                   ------------

================================================================================
PAR VALUE    U.S. GOVERNMENT BONDS - 2.5%                              VALUE
--------------------------------------------------------------------------------
$  200,000   U.S. Treasury Bill, 3/27/03 .......................   $    199,458
                                                                   ------------

--------------------------------------------------------------------------------
  SHARES     SHORT TERM INVESTMENTS - 2.0%                             VALUE
   161,001   First American Treasury ...........................   $    161,001
                                                                   ------------

             TOTAL INVESTMENT SECURITIES - 100.0%
             (Amortized Cost $7,727,543) .......................   $  8,086,142

             LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0% ......            (62)
                                                                   ------------

             NET ASSETS - 100.0% ...............................   $  8,086,080
                                                                   ============

* Non-income producing security.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002 (UNAUDITED)
================================================================================
  SHARES     COMMON STOCKS - 68.5%                                     VALUE
--------------------------------------------------------------------------------
             BASIC MATERIALS - 5.0%
     6,300   Albermarle Corporation ............................   $    179,235
    16,000   Rock-Tenn Company .................................        215,680
                                                                   ------------
                                                                        394,915
                                                                   ------------
             CONSUMER, CYCLICAL - 12.0%
    20,400   AOL Time Warner, Inc.* ............................        267,240
     3,000   AutoZone, Inc.* ...................................        211,950
     6,300   Banta Corporation .................................        197,001
     5,100   Sears, Roebuck & Company ..........................        122,145
     3,000   Whirlpool Corporation .............................        156,660
                                                                   ------------
                                                                        954,996
                                                                   ------------
             CONSUMER, NON-CYCLICAL - 10.9%
     3,000   Elan Corporation PLC - ADR Rights* ................              3
     7,000   Fresh Del Monte Produce, Inc. .....................        132,370
    14,000   Helen Of Troy Limited* ............................        162,960
    13,000   Humana, Inc.* .....................................        130,000
     6,000   Mylan Laboratories ................................        209,400
     7,600   Pharmaceutical Resources* .........................        226,480
                                                                   ------------
                                                                        861,213
                                                                   ------------
             ENERGY - 2.7%
     3,760   Apache Corporation ................................        214,282
                                                                   ------------

             FINANCIAL - 13.5%
       100   Berkshire Hathaway, Inc. - Class B* ...............        242,300
     4,900   Greenpoint Financial Corporation ..................        221,382
     4,330   RenaissanceRe Holdings, Ltd. ......................        171,468
     5,700   Rent-A-Center, Inc.* ..............................        284,715
    12,400   Sierra Health Services, Inc.* .....................        148,924
                                                                   ------------
                                                                      1,068,789
                                                                   ------------
             INDUSTRIAL - 4.0%
    21,700   Owens-Illinois, Inc.* .............................        316,386
                                                                   ------------

             TECHNOLOGY - 18.9%
     6,000   AO VimpelCom - ADR* ...............................        192,060
     3,800   Electronic Arts, Inc.* ............................        189,126
    40,400   ESS Technology, Inc.* .............................        254,116
    15,300   Iomega Corporation* ...............................        120,105
     8,935   Moog Inc. - Class A* ..............................        277,342
    10,200   Overture Services, Inc.* ..........................        278,563
    38,200   Pegasystems, Inc.* ................................        195,202
                                                                   ------------
                                                                      1,506,514
                                                                   ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS - 68.5% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             UTILITIES - 1.5%
    10,000   Edison International* .............................   $    118,500
                                                                   ------------

             TOTAL COMMON STOCKS ...............................   $  5,435,595
                                                                   ------------

================================================================================
PAR VALUE    U.S. GOVERNMENT & AGENCY BONDS - 3.8%                     VALUE
--------------------------------------------------------------------------------
$  300,000   Federal Home Loan Bank, 5.76%, 3/25/03 ............   $    303,080
                                                                   ------------

================================================================================
  SHARES     SHORT TERM INVESTMENTS - 2.2%                             VALUE
--------------------------------------------------------------------------------
   173,699   First American Treasury ...........................   $    173,699
                                                                   ------------

             TOTAL INVESTMENT SECURITIES- 74.5%
             (Amortized Cost $6,424,109) .......................   $  5,912,374

             SEGREGATED CASH WITH BROKERS- 75.3% ...............      5,974,579

             SECURITIES SOLD SHORT- (49.7%) (Proceeds $4,501,512)    (3,944,534)

             LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%) ....         (6,731)
                                                                   ------------

             NET ASSETS - 100.0% ...............................   $  7,935,688
                                                                   ============

* Non-income producing security.

ADR-American Depository Receipt.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
DECEMBER 31, 2002 (UNAUDITED)
================================================================================
  SHARES     COMMON STOCKS SOLD SHORT - 49.7%                          VALUE
--------------------------------------------------------------------------------
             BASIC MATERIALS - 4.9%
     8,500   Allegheny Technologies, Inc. ......................   $     52,955
     7,500   CONSOL Energy, Inc. ...............................        129,600
     3,500   Dow Chemical Company ..............................        103,950
     1,600   Potash Corporation of Saskatchewan ................        101,744
                                                                   ------------
                                                                        388,249
                                                                   ------------
             CONSUMER, CYCLICAL - 14.8%
     4,500   Cox Communications, Inc. - Class A* ...............        127,800
     3,000   Dow Jones & Company, Inc. .........................        129,690
     3,600   Four Seasons Hotels, Inc. .........................        101,700
    12,500   Hollinger International, Inc. .....................        127,000
     7,500   Robert Half International, Inc.* ..................        120,825
     9,000   Sotheby's Holdings, Inc. - Class A* ...............         81,000
     5,000   Triarc Companies, Inc.* ...........................        131,200
     5,600   Univision Communications, Inc. - Class A* .........        137,200
    10,800   ValueVision Media, Inc. - Class A* ................        161,784
    11,200   Wilsons The Leather Experts, Inc.* ................         56,000
                                                                   ------------
                                                                      1,174,199
                                                                   ------------
             CONSUMER, NON-CYCLICAL - 8.5%
     7,700   Cerus Corporation* ................................        165,550
     5,500   CV Therapeutics* ..................................        100,210
     5,700   Guilford Pharmaceuticals, Inc.* ...................         22,686
     6,000   NPS Pharmaceuticals, Inc.* ........................        151,020
     3,500   Scios, Inc.* ......................................        114,030
     6,900   Therasense, Inc.* .................................         57,615
     5,565   Vector Group Ltd. .................................         64,665
                                                                   ------------
                                                                        675,776
                                                                   ------------
             ENERGY - 3.3%
     2,800   Cal Dive International, Inc.* .....................         65,800
    11,400   Input/Output, Inc.* ...............................         48,450
    10,000   Pride International , Inc.* .......................        149,000
                                                                   ------------
                                                                        263,250
                                                                   ------------
             FINANCIAL - 2.8%
     3,000   Bank of New York Co., Inc. ........................         71,880
     2,000   Northern Trust Corporation ........................         70,100
     3,000   Paychex, Inc. .....................................         83,700
                                                                   ------------
                                                                        225,680
                                                                   ------------
             INDUSTRIAL - 1.1%
    10,300   Vicor Corporation* ................................         84,986
                                                                   ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS SOLD SHORT - 49.7% (CONTINUED)              VALUE
--------------------------------------------------------------------------------
             TECHNOLOGY - 14.3%
     5,500   Agilent Technologies, Inc.* .......................   $     98,780
     5,500   Arrow Electronics, Inc.* ..........................         70,345
     4,500   Broadcom Corporation - Class A* ...................         67,770
     4,040   Brooks-PRI Automation* ............................         46,298
     8,500   Caliper Technologies Corporation* .................         25,500
     7,000   Credence Systems Corporation* .....................         65,310
    12,300   Diversa Corporation* ..............................        111,315
     5,000   EchoStar Communications - Class A* ................        111,300
     7,000   KEMET Corporation* ................................         61,180
     4,000   Kopin Corporation* ................................         15,680
    17,000   Luminex Corporation* ..............................         69,870
    10,500   MatrixOne, Inc.* ..................................         45,150
     8,000   Research In Motion, Ltd.* .........................        104,960
     8,600   Texas Instruments, Inc. ...........................        129,086
     6,500   Thomas & Betts Corporation* .......................        109,850
                                                                   ------------
                                                                      1,132,394
                                                                   ------------

             TOTAL COMMON STOCKS (Proceeds $4,501,512) .........   $  3,944,534
                                                                   ------------

* Non-income producing security.

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002 (UNAUDITED)
================================================================================
  SHARES     COMMON STOCKS - 96.7%                                     VALUE
--------------------------------------------------------------------------------
             CONSUMER, CYCLICAL - 19.4%
     4,150   DaimlerChrysler AG ................................   $    127,198
     3,270   Johnson Controls, Inc. ............................        262,155
    16,100   Limited Brands ....................................        224,273
    12,115   Mattel, Inc. ......................................        232,001
     2,100   Pulte Homes, Inc. .................................        100,527
     5,550   Sears, Roebuck & Company ..........................        132,923
                                                                   ------------
                                                                      1,079,077
                                                                   ------------
             CONSUMER, NON-CYCLICAL - 7.2%
     6,135   Albertson's, Inc. .................................        136,565
     5,375   Mylan Laboratories ................................        187,588
     4,680   Tenet Healthcare Corporation* .....................         76,752
                                                                   ------------
                                                                        400,905
                                                                   ------------
             ENERGY - 6.9%
     4,535   Anadarko Petroleum Corporation ....................        217,227
     7,735   Marathon Oil Corporation ..........................        164,678
                                                                   ------------
                                                                        381,905
                                                                   ------------
             FINANCIAL - 22.5%
     3,665   Bank of America Corporation .......................        254,974
     4,675   First Tennessee National Corporation ..............        168,020
     9,600   H&R Block, Inc. ...................................        385,919
     2,370   MGIC Investment Corporation .......................         97,881
     7,005   Progressive Corporation ...........................        347,658
                                                                   ------------
                                                                      1,254,452
                                                                   ------------
             INDUSTRIAL - 8.8%
     4,470   Boeing Company ....................................        147,465
     3,105   ITT Industries, Inc. ..............................        188,443
     2,765   Magna International, Inc. - Class A ...............        155,255
                                                                   ------------
                                                                        491,163
                                                                   ------------
             TECHNOLOGY - 14.2%
    17,150   Computer Associates International, Inc. ...........        231,525
     5,010   Electronic Data Systems Corporation ...............         92,334
     5,300   Symantec Corporation* .............................        214,385
     4,120   United Technologies Corporation ...................        255,193
                                                                   ------------
                                                                        793,437
                                                                   ------------
             TRANSPORTATION SERVICES - 2.4%
     2,200   Union Pacific Corporation .........................        131,714
                                                                   ------------

THE JAMES LARGE CAP PLUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS - 96.7% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             UTILITIES - 15.3%
     6,125   FirstEnergy Corporation ...........................   $    201,941
     4,850   PPL Corporation ...................................        168,198
    10,425   Southern Company ..................................        295,966
     4,750   Verizon Communications, Inc. ......................        184,063
                                                                   ------------
                                                                        850,168
                                                                   ------------

             TOTAL COMMON STOCKS ...............................   $  5,382,821
                                                                   ------------

================================================================================
  SHARES     SHORT TERM INVESTMENTS - 3.0%                             VALUE
--------------------------------------------------------------------------------
   169,728   First American Treasury ...........................   $    169,728


             TOTAL INVESTMENT SECURITIES - 99.7% (Cost $6,096,865) $  5,552,549

             OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3% ......         15,902
                                                                   ------------

             NET ASSETS - 100.0% ...............................   $  5,568,451
                                                                   ============


* Non-income producing security.

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002 (UNAUDITED)
================================================================================
1.   GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The Golden Rainbow Fund, The James Small Cap Fund, and The James Market Neutral Fund (individually the "Fund," collectively the "Funds") are each a diversified series of The James Advantage Funds (the "Trust"), and The James Large Cap Plus Fund is a non-diversified series of the Trust. The Trust is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of
1940 (the "1940 Act"). The Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, The Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund and The James Market Neutral Fund each commenced its public offering of shares on October 2, 1998. The James Large Cap Plus Fund commenced its public offering of shares on November 1, 1999.

The Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund's adviser, James Investment Research, Inc. ("James"), believes are undervalued.

The James Small Cap Fund seeks to provide long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies.

The James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock markets. The Fund seeks to achieve its objective by investing in common stocks that James believes are undervalued and more likely to appreciate, and selling short common stocks that James believes are overvalued and more likely to depreciate.

The James Large Cap Plus Fund seeks to provide long-term capital appreciation and outperform the Standard & Poor's 500 Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with large capitalizations. The Fund often buys stocks in the S&P 500 Index and will typically hold more than 25 stocks.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America ("generally accepted accounting principles").

SHARE VALUATION
The net asset value per share of each Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. Through August 19, 2002 the maximum offering price per share of The Golden Rainbow Fund was equal to the net asset value per share plus a sales load equal to 2.04% of net asset value (or 2.00% of the offering price). The maximum offering price per share of The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund was equal to the net asset value per share plus a sales load equal to 6.10% of net asset value (or 5.75% of the offering price). On August 20, 2002, the Board of Trustees approved the elimination of the front-end sales loads for the Funds. Therefore, the offering price and the redemption price per share is equal to the net asset value per share.

SECURITIES VALUATION
Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when James determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when market quotations are not readily available. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

SECURITIES TRANSACTIONS
Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed their custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments.

SHORT SALES AND SEGREGATED CASH
The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. Dividends paid by the Fund in connection with such short sales are recorded as expenses.

All short sales are fully  collateralized.  The Fund maintains the collateral in
segregated   accounts   consisting  of  cash  and/or  high-grade  liquid  assets
sufficient to collateralize the market value of its short positions.

INVESTMENT INCOME
Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, if any, is declared and distributed to shareholders of each Fund quarterly. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available loss carryovers. Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Accordingly, temporary overdistributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from security transactions, where applicable.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

FEDERAL INCOME TAXES
The Funds intend to distribute all taxable income and capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required.

The tax character of distributions paid for the years ended June 30, 2002 and 2001 was as follows:

====================================================================================================================================
                                     THE GOLDEN                 THE JAMES                 THE JAMES                THE JAMES
                                      RAINBOW                   SMALL CAP              MARKET NEUTRAL            LARGE CAP PLUS
                                        FUND                      FUND                      FUND                      FUND
                              ------------------------  ------------------------  ------------------------  ------------------------
                                  2002         2001         2002         2001         2002         2001         2002         2001
------------------------------------------------------------------------------------------------------------------------------------
From ordinary income .......  $ 1,888,471  $ 1,873,324  $     8,354  $        --  $    38,843  $   212,752  $     8,001  $        --
From long-term capital gains    3,886,347    8,994,218           --           --           --           --           --           --
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
                              $ 5,774,818  $10,867,542  $     8,354  $        --  $    38,843  $   212,752  $     8,001  $        --
                              ===========  ===========  ===========  ===========  ===========  ===========  ===========  ===========
====================================================================================================================================

The following information is computed on a tax basis for each item as of June 30, 2002:

=================================================================================================
                                   The Golden        The James        The James       The James
                                    Rainbow          Small Cap      Market Neutral   Large Cap Plus
                                      Fund             Fund             Fund             Fund
-------------------------------------------------------------------------------------------------
Cost of portfolio investments     $ 58,950,044     $  6,825,204     $  6,001,807     $  3,693,388
Gross unrealized appreciation        7,765,014        1,269,201        1,132,140          458,260
Gross unrealized depreciation       (1,707,525)        (125,631)        (294,799)        (333,632)
                                  ------------     ------------     ------------     ------------
Net unrealized appreciation ..    $  6,057,489     $  1,143,570     $    837,341     $    124,628
                                  ============     ============     ============     ============
Post-October losses ..........    $         --     $         --     $         --     $   (362,068)
                                  ============     ============     ============     ============
Capital loss carryforward ....    $         --     $   (494,225)    $   (317,147)    $ (3,042,550)
                                  ============     ============     ============     ============
Undistributed ordinary income     $      1,850     $         --     $         --     $        218
                                  ============     ============     ============     ============
Undistributed long-term gains     $  1,688,540     $         --     $         --     $         --
                                  ============     ============     ============     ============
Accumulated earnings (deficit)    $  7,747,879     $    649,345     $    520,194     $ (3,279,772)
                                  ============     ============     ============     ============
=================================================================================================

The difference between the cost of portfolio investments and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles. These "Post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
The capital loss carryforwards as of December 31, 2002 in the table above expire as follows:

================================================================================
                                                      Amount     Expiration Date
--------------------------------------------------------------------------------
The James Small Cap Fund ......................     $  494,225    June 30, 2008
The James Market Neutral Fund .................        317,147    June 30, 2008
The James Large Cap Plus Fund .................        427,706    June 30, 2009
The James Large Cap Plus Fund .................      2,614,844    June 30, 2010
================================================================================

The capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

2.   SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term U.S. Government obligations for The Golden Rainbow Fund for the six months ended December 31, 2002 equaled $2,073,750 and $12,981,229, respectively. Purchases and sales (including maturities) of investments in other long-term securities for the six months ended December 31, 2002 equaled $14,570,125 and $7,056,563, respectively, for The Golden Rainbow Fund, $2,416,638 and $1,596,869,
respectively, for The James Small Cap Fund, $3,517,083 and $1,133,014, respectively, for The James Market Neutral Fund and $3,322,075 and $4,770,429, respectively, for The James Large Cap Plus Fund. For the six months ended December 31, 2002, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $2,210,008 and $3,652,441, respectively, for The James Market Neutral Fund.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of James or Integrated Fund Services, Inc. ("IFS"), the administrative services agent, shareholder services and transfer agent and accounting services agent for the Trust, or of IFS Fund Distributors, Inc., the exclusive agent for the distribution of the Funds' shares.

INVESTMENT MANAGEMENT AGREEMENT
The Funds retain James to manage the Funds' investments. The investment decisions for the Funds are made by a committee of James' personnel, which is primarily responsible for the day-to-day management of each Fund's portfolio.

The Golden Rainbow Fund is authorized to pay James a fee equal to an annual rate of 0.74% of its average daily net assets. The Golden Rainbow Fund is responsible for the payment of all operating expenses of the Fund.

James is authorized to receive a fee (a) equal to an annual rate of 1.25% of the average daily net assets of The James Small Cap Fund and The James Large Cap Plus Fund and 1.70% of The James Market Neutral Fund; minus (b) the fees and expenses of the non-interested person trustees incurred by the applicable Fund. James is responsible for the payment of all operating expenses of The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund except for brokerage fees and commissions, taxes, interest (including dividend expense on securities sold short), 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement with the Trust, IFS supplies executive and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, IFS receives a monthly fee paid by The Golden Rainbow Fund, and paid by James for The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund, based on each Fund's respective average daily net assets, subject to a minimum monthly fee for each Fund.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, IFS maintains the records of each shareholder's account, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee, based on the number of shareholder accounts, paid by The Golden Rainbow Fund, and paid by James for The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund, subject to a minimum monthly fee for each Fund. In addition, The Golden Rainbow Fund and James pay IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement with the Trust, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee from The Golden Rainbow Fund and from James with respect to each of The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund. In addition, IFS is reimbursed by The Golden Rainbow Fund and James for certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Funds' portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement between the Trust and IFS Fund Distributors, Inc. (the "Distributor"), the Distributor acts as the principal distributor of each Fund's shares. The Distributor earned $140 and $24 from underwriting commissions on the sale of shares of The Golden Rainbow Fund and The James Large Cap Plus Fund, respectively. In addition to these fees, the Distributor receives an annual fee, paid monthly, from the Trust.

PLAN OF DISTRIBUTION
Each Fund has a Plan of Distribution (the "Plan") under which the Fund may incur or reimburse James for expenses related to the distribution and promotion of its shares. The annual limitation for payment of such expenses under the Plans of each Fund is 0.25% of its average daily net assets for the year.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

          INVESTMENT ADVISER               =====================================
   James Investment Research, Inc.
     P.O. Box 8 Alpha, Ohio 45301
        jamesfunds@jir-inc.com                       ==================
                  o                                        JAMES
              CUSTODIAN                                  ADVANTAGE
              U.S. Bank                                     FUND
          425 Walnut Street
        Cincinnati, Ohio 45202                       ==================
                  o
            TRANSFER AGENT                            Advised by James
    Integrated Fund Services, Inc.                Investment Research, Inc
            P.O. Box 5354
     Cincinnati, Ohio 45201-5354
                  o
         INDEPENDENT AUDITORS                                o
        Deloitte & Touche LLP
     1700 Courthouse Plaza, N.E.
          Dayton, Ohio 45402
                  o                                  December 31, 2002
             DISTRIBUTOR                             Semi-Annual Report
     IFS Fund Distributors, Inc.                        (Unaudited)
        221 East Fourth Street
              Suite 300
        Cincinnati, Ohio 45202
                  o                                          o
            LEGAL COUNSEL
          Thompson Hine LLP
          312 Walnut Street
              14th Floor                          THE GOLDEN RAINBOW FUND
        Cincinnati, Ohio 45202
                                                  THE JAMES SMALL CAP FUND

                                               THE JAMES MARKET NEUTRAL FUND

                                               THE JAMES LARGE CAP PLUS FUND

                                           =====================================

ITEM 2. CODE OF ETHICS. Not applicable to Semi-Annual Reports.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to Semi-Annual Reports.

ITEMS 4-8.  RESERVED

ITEM 9. CONTROLS AND PROCEDURES. Not applicable to Semi-Annual Reports for the period ended December 31, 2002.


ITEM 10. EXHIBITS. Certifications required by Item 10(b) of Form N-CSR are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The James Advantage Funds
             -------------------------------------------------------------------

By (Signature and Title)


* /s/ Barry R. James
----------------------------
Barry R. James
President

Date:  March 10, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


* /s/Barry R. James
----------------------------
Barry R. James
President

Date:  March 10, 2003

By (Signature and Title)


* /s/ Thomas L. Mangan
----------------------------
Thomas L. Mangan
Chief Financial Officer

Date:  March 10, 2003

* Print the name and title of each signing officer under his or her signature.